SEGMENTED INFORMATION Schedule of property and equipment by geographical region (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
PROPERTY AND EQUIPMENT BY GEOGRAPHICAL REGION
Property and equipment	$ 28,947	$ 20,717
Americas [Member]
PROPERTY AND EQUIPMENT BY GEOGRAPHICAL REGION
Property and equipment	15,324	9,477
Europe, Middle East and Africa [Member]
PROPERTY AND EQUIPMENT BY GEOGRAPHICAL REGION
Property and equipment	8,171	6,760
Asia-Pacific [Member]
PROPERTY AND EQUIPMENT BY GEOGRAPHICAL REGION
Property and equipment	$ 5,452	$ 4,480